Non-Cash Transactions	9 Months Ended
Mar. 31, 2012
Non-Cash Transactions [Abstract]
Non-Cash Transactions
5.	Non-Cash Transactions:

During the nine month period ended March 31, 2012 and 2011, the Company entered into certain non-cash activities as follows:

	2012	2011
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$28,829,763
From issuance of shares for cashless exercise of options	$-	$2,341,322
From issuance of shares for mineral property	$964,000	$-